FAIR VALUE MEASUREMENTS AND THE FAIR VALUE OPTION (Entities that Calculate Net Asset Value Per Share) (Details) (Recurring [Member], Level 3 [Member], Real Estate Funds [Member], USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Recurring [Member] | Level 3 [Member] | Real Estate Funds [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
The funds, increase (decrease) in fair value	$ 1.7	$ 0.9	$ 3.7
The funds, fair value disclosure	25.8	23.4
The funds, unfunded commitments	$ 3.4	$ 5.3